Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000250824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000250823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000250826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000250825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000250824
Average Annual Return [Line Items]
Average Annual Return, Percent	22.90%	13.48%
Without Sales Load [Member] | C000250823
Average Annual Return [Line Items]
Average Annual Return, Percent	23.20%	13.76%
Without Sales Load [Member] | C000250826
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	14.79%
Without Sales Load [Member] | C000250825
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	15.08%
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return, Percent	5.20%	3.99%
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Sovereign Bond GR USD
Average Annual Return, Percent	5.20%	3.99%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	19.39%	16.71%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	19.39%	16.71%
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return, Percent	3.36%	3.18%
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Urban Consumers NSA
Average Annual Return, Percent	3.36%	3.18%
Lincoln National Corp. Index: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return, Percent	18.58%	12.83%
Lincoln National Corp. Index: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return, Percent	18.58%	12.83%